Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale		¥ 149,390	¥ 197,041
Trading debt securities		2,259	2,179
Available-for-sale debt securities		2,318,317	2,234,608
Certain investment in affiliates		5,003	2,511
Derivative assets, gross amounts recognized		100,941	72,398
Netting		(44,593)	(22,052)
Net derivative assets		¥ 56,348	¥ 50,346
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Assets	Assets
Other assets		¥ 3,670	¥ 4,676
Derivative liabilities, gross amounts recognized		100,544	71,366
Netting		(44,593)	(22,052)
Net derivative Liabilities		55,951	49,314
Policy liabilities and Policy Account Balances		160,177	163,734
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	149,390	197,041
Trading debt securities		2,259	2,179
Available-for-sale debt securities		2,318,317	2,234,608
Equity securities	[2],[3]	410,199	379,236
Certain investment in affiliates	[4]	5,003	2,511
Derivative assets, gross amounts recognized		100,941	72,398
Netting	[5]	(44,593)	(22,052)
Net derivative assets		56,348	50,346
Other assets		3,670	4,676
Total financial assets		2,989,779	2,892,649
Derivative liabilities, gross amounts recognized		100,544	71,366
Netting	[5]	(44,593)	(22,052)
Net derivative Liabilities		55,951	49,314
Policy liabilities and Policy Account Balances		160,177	163,734
Total financial liabilities		260,721	235,100
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		26,942	22,798
Derivative liabilities, gross amounts recognized		3,177	3,319
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		33,441	30,487
Derivative liabilities, gross amounts recognized		30,704	28,423
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		40,059	17,785
Derivative liabilities, gross amounts recognized		59,826	37,195
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		491	1,325
Derivative liabilities, gross amounts recognized		6,831	2,426
Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8	3
Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		6	3
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		3,670	4,676
Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	3,670	4,676
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		160,177	163,734
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	160,177	163,734
Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		811,807	801,295
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	811,807	801,295
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		369,811	369,246
Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		369,811	369,246
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		802,809	784,388
Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	802,809	784,388
CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		68,193	43,173
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		265,697	236,506
Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		265,697	236,506
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		0	0
Available-for-sale debt securities		5,282	4,334
Certain investment in affiliates		0	0
Net derivative assets	[10]	0	0
Net derivative Liabilities	[10]	0	0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	0	0
Trading debt securities		0	0
Available-for-sale debt securities		5,282	4,334
Equity securities	[2],[3]	116,421	105,646
Certain investment in affiliates	[4]	0	0
Derivative assets, gross amounts recognized		1,055	203
Netting	[5]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		122,758	110,183
Derivative liabilities, gross amounts recognized		180	1,484
Netting	[5]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		180	1,484
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,055	203
Derivative liabilities, gross amounts recognized		180	1,484
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Level 1 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	0	0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	0	0
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	3,571	3,004
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	1,711	1,330
Level 1 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		2,259	2,179
Available-for-sale debt securities		2,030,880	1,986,672
Certain investment in affiliates		0	0
Net derivative assets	[10]	0	0
Net derivative Liabilities	[10]	0	0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	22,001	23,192
Trading debt securities		2,259	2,179
Available-for-sale debt securities		2,030,880	1,986,672
Equity securities	[2],[3]	133,647	133,027
Certain investment in affiliates	[4]	0	0
Derivative assets, gross amounts recognized		91,119	65,377
Netting	[5]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		2,279,906	2,210,447
Derivative liabilities, gross amounts recognized		87,383	55,240
Netting	[5]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		87,383	55,240
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		26,942	22,798
Derivative liabilities, gross amounts recognized		3,177	3,319
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		24,674	23,669
Derivative liabilities, gross amounts recognized		17,723	13,781
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		39,004	17,582
Derivative liabilities, gross amounts recognized		59,646	35,711
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		491	1,325
Derivative liabilities, gross amounts recognized		6,831	2,426
Level 2 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8	3
Level 2 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		6	3
Level 2 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	0	0
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	0	0
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	808,236	798,291
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		364,786	365,915
Level 2 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	795,698	778,321
Level 2 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		61,118	43,173
Level 2 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		1,042	972
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		0	0
Available-for-sale debt securities		282,155	243,602
Certain investment in affiliates		5,003	2,511
Net derivative assets	[10]	0	0
Net derivative Liabilities	[10]	0	0
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	127,389	173,849
Trading debt securities		0	0
Available-for-sale debt securities		282,155	243,602
Equity securities	[2],[3]	160,131	140,563
Certain investment in affiliates	[4]	5,003	2,511
Derivative assets, gross amounts recognized		8,767	6,818
Netting	[5]	0	0
Net derivative assets		0	0
Other assets		3,670	4,676
Total financial assets		587,115	572,019
Derivative liabilities, gross amounts recognized		12,981	14,642
Netting	[5]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		160,177	163,734
Total financial liabilities		173,158	178,376
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8,767	6,818
Derivative liabilities, gross amounts recognized		12,981	14,642
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Level 3 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	3,670	4,676
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	160,177	163,734
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	0	0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		5,025	3,331
Level 3 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	5,400	4,737
Level 3 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		7,075	0
Level 3 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		¥ 264,655	¥ 235,534

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥3,508 million and a gain of ¥353 million from the change in the fair value of the loans for the six months ended September 30, 2022 and 2023, respectively. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥191 million and a gain of ¥1,584 million from the change in the fair value of the loans for the three months ended September 30, 2022 and 2023, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2022 and 2023 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2023, were ¥151,043 million and ¥149,390 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,653 million. As of March 31, 2023 and September 30, 2023, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥546 million and ¥819 million from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥6 million and ¥367 million from the change in the fair value of those investments for the three months ended September 30, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥16,032 million and ¥19,401 million as of March 31, 2023 and September 30, 2023, respectively.
[3]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥51,263 million and ¥68,018 million as of March 31, 2023 and September 30, 2023, respectively.
[4]	A certain subsidiary elected the fair value option for certain investment in affiliates. No gains or losses were recognized in earnings from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥2,511 million and ¥5,003 million as of March 31, 2023 and September 30, 2023, respectively.
[5]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[6]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥4,676 million and ¥3,670 million as of March 31, 2023 and September 30, 2023, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2022 and 2023, see Note 17 “Life Insurance Operations.”
[7]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥163,734 million and ¥160,177 million as of March 31, 2023 and September 30, 2023, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2022 and 2023, see Note 17 “Life Insurance Operations.”
[8]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥21 million and a loss of ¥7 million from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥13 million and a loss of ¥7 million from the change in the fair value of those investments for the three months ended September 30, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥237 million and ¥314 million as of March 31, 2023 and September 30, 2023, respectively.
[9]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥977 million and a loss of ¥48 million from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥325 million and ¥53 million from the change in the fair value of those investments for the three months ended September 30, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,605 million and ¥7,133 million as of March 31, 2023 and September 30, 2023, respectively.
[10]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”